Schedule IV Reinsurance	12 Months Ended
Dec. 31, 2012
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Abstract]
Reinsurance
REINSURANCE
(In millions)

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
For the year ended December 31, 2012
Life insurance in-force	$946,160	$137,719	$48,032	$856,473	6%
Insurance revenues
Property and casualty insurance	$10,484	796	205	9,893	2%
Life insurance and annuities	6,572	458	69	6,183	1%
Accident and health insurance	1,928	66	68	1,930	4%
Total insurance revenues	$18,984	$1,320	$342	$18,006	2%
For the year ended December 31, 2011
Life insurance in-force	$992,921	$139,590	$47,365	$900,696	5%
Insurance revenues
Property and casualty insurance	$10,337	688	225	9,874	2%
Life insurance and annuities	7,170	463	71	6,778	1%
Accident and health insurance	2,122	61	63	2,124	3%
Total insurance revenues	$19,629	$1,212	$359	$18,776	2%
For the year ended December 31, 2010
Life insurance in-force	$987,104	$135,269	$43,999	$895,834	5%
Insurance revenues
Property and casualty insurance	$10,105	668	256	9,693	3%
Life insurance and annuities	7,210	518	128	6,820	2%
Accident and health insurance	2,221	58	64	2,227	3%
Total insurance revenues	$19,536	$1,244	$448	$18,740	2%